Fair Value Measurement (Details) - USD ($)							6 Months Ended
	Dec. 31, 2024	Feb. 06, 2024	Feb. 04, 2024	Aug. 15, 2023	Jul. 20, 2023	Jun. 26, 2023	Jun. 30, 2025	Dec. 31, 2023
Fair Value Measurement [Line Items]
Percentage of discount rate			13.69%	13.70%	13.82%	14.54%	12.66%
Fair value							$ 2.1
Convertible debt of issuance amount							2,100,000
Convertible debt fair value				$ 0.15
Public Warrants [Member]
Fair Value Measurement [Line Items]
Aggregate value of public warrants	$ 379,500							$ 85,388
Convertible Debt [Member]
Fair Value Measurement [Line Items]
Issuance amount	$ 2,234,000	$ 20,000.00		$ 300,000	$ 300,000	$ 1,000,000	$ 2,543,000	1,710,000
Term of time event	4 months 28 days	7 months 28 days	7 months 28 days	1 month 24 days	2 months 19 days	3 months 10 days	3 years
Percentage of discount rate	11.78%	13.69%		13.70%	13.82%	14.54%
Fair value	$ 2,200,000
Convertible debt of issuance amount	1,998,000		$ 0.02	$ 300,000	$ 300,000	$ 1,000,000	$ 2,287,000
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Fair Value Measurement [Line Items]
Convertible debt fair value							1.6
NorthView Acquisition Corp [Member] | Public Warrants [Member]
Fair Value Measurement [Line Items]
Aggregate value of public warrants	379,500						3,795,000	85,388
NorthView Acquisition Corp [Member] | Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value Measurement [Line Items]
Aggregate value of public warrants